RISKS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Restricted cash and cash equivalents		$ 0	$ 0
Specific Allowance For Lease Payment Receivables For COVID-19		$ 101,862,247
Subsequent event | Forecast
Decrease in revenue (as a percent)	25.00%